Segment Information (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended			201 Months Ended	207 Months Ended
	Jan. 31, 2013	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jan. 31, 2013	Jan. 31, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012	Jan. 31, 2013
Identifiable Assets	$ 4,740,446	$ 4,644,374				$ 12,006,365				$ 4,740,446		$ 4,644,374	$ 12,006,365		$ 4,644,374	$ 4,740,446
Revenue	0	6,750	7,012	4,958	9,931	22,542	65,583	29,560	173,943	0	14,889	28,651	291,628	1,172,611	5,110,784	5,110,784
Canada [Member]
Identifiable Assets		2,350,818				8,822,831						2,350,818	8,822,831		2,350,818
Revenue												23,067	61,111	95,252
United States [Member]
Identifiable Assets		2,293,556				3,128,053						2,293,556	3,128,053		2,293,556
Revenue												5,584	60,867	430,516
Middle East, North Africa (MENA) [Member]
Identifiable Assets		0				55,481						0	55,481		0
Revenue												$ 0	$ 169,650	$ 646,843